Risks and contingencies (Details) - CNY (¥)	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Apr. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Risks and contingencies
Anti-monopoly fine						¥ 18,200,000,000
Number of consecutive years the Company is required to file a self-assessment and compliance report to the SAMR		3 years
Ant Group
Risks and contingencies
Fine imposed	¥ 7,070,000,000.00
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program			¥ 0	¥ 0	¥ 0